T. ROWE PRICE Floating Rate Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 90.4% (1)
Aerospace & Defense 1.1%
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 3.647%,
4/6/26  11,973 11,642
Peraton, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/1/28  14,085 14,082
Peraton, FRN, 1M USD LIBOR + 7.75%, 8.50%, 2/1/29  4,645 4,645
TransDigm, FRN, 1M USD LIBOR + 2.25%, 2.335%, 12/9/25  8,317 8,180
38,549
Airlines 4.3%
AAdvantage Loyalty IP, FRN, 1M USD LIBOR + 4.75%, 5.50%,
4/20/28  27,715 28,520
Air Canada, FRN, 1M USD LIBOR + 3.50%, 4.25%, 8/11/28 (2) 15,520 15,495
American Airlines, FRN, 3M USD LIBOR + 1.75%, 1.838%, 6/27/25  3,173 2,971
American Airlines, FRN, 3M USD LIBOR + 2.00%, 2.096%,
12/15/23  10,491 10,223
KKR Apple Bidco, FRN, 1M USD LIBOR + 3.00%, 7/13/28 (2) 11,525 11,482
KKR Apple Bidco, FRN, 1M USD LIBOR + 5.75%, 7/13/29 (2) 3,370 3,412
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 6.25%,
6/21/27  40,015 42,416
SkyMiles IP, FRN, 3M USD LIBOR + 3.75%, 4.75%, 10/20/27  18,735 19,856
United Airlines, FRN, 1M USD LIBOR + 3.75%, 4.50%, 4/21/28  23,332 23,355
157,730
Automotive 2.2%
Adient U.S., FRN, 1M USD LIBOR + 3.50%, 3.585%, 4/10/28  4,520 4,508
Autokiniton U.S. Holdings, FRN, 1M USD LIBOR + 4.50%, 5.00%,
4/6/28  4,530 4,537
Clarios Global, FRN, 1M USD LIBOR + 3.25%, 3.335%, 4/30/26  12,438 12,293
Fastlane Parent, FRN, 1M USD LIBOR + 4.50%, 4.585%, 2/4/26 (2) 5,128 5,119
LS Group OpCo Acquistion, FRN, 1M USD LIBOR + 3.25%, 4.00%,
11/2/27  5,458 5,451
Mavis Tire Express Services TopCo, FRN, 1M USD LIBOR + 4.00%,
4.75%, 5/4/28  23,964 23,951
Tenneco, FRN, 3M USD LIBOR + 3.00%, 3.085%, 10/1/25  11,568 11,438
Truck Hero, FRN, 1M USD LIBOR + 3.25%, 4.00%, 1/31/28  4,818 4,795
Wheel Pros, FRN, 1M USD LIBOR + 4.50%, 5.25%, 5/11/28  7,005 7,005
79,097
Broadcasting 2.6%
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR + 3.50%,
3.628%, 8/21/26 (2) 13,114 12,796
EW Scripps, FRN, 1M USD LIBOR + 3.00%, 3.75%, 1/7/28  9,977 9,959
iHeartCommunications, FRN, 1M USD LIBOR + 3.25%, 3.75%,
5/1/26  16,832 16,752
NEP Group, FRN, 3M USD LIBOR + 3.25%, 3.342%, 10/20/25  6,766 6,429
NEP Group, FRN, 3M USD LIBOR + 7.00%, 7.085%, 10/19/26  3,790 3,626

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Terrier Media Buyer, FRN, 1M USD LIBOR + 3.50%, 3.585%,
12/17/26  10,785 10,715
Univision Communications, FRN, 1M USD LIBOR + 3.25%,
5/6/28 (2) 21,465 21,376
Univision Communications, FRN, 1M USD LIBOR + 3.25%, 4.00%,
3/15/26 (2) 6,415 6,394
Univision Communications, FRN, 3M USD LIBOR + 2.75%, 3.75%,
3/15/24  5,654 5,630
93,677
Building Products 0.9%
CP Atlas Buyer, FRN, 1M USD LIBOR + 3.75%, 4.25%, 11/23/27  5,272 5,247
LEB Holdings USA, FRN, 1M USD LIBOR + 3.75%, 4.50%, 11/2/27  3,418 3,415
Park River Holdings, FRN, 1M USD LIBOR + 3.25%, 4.00%,
12/28/27  5,671 5,633
SRS Distribution, FRN, 1M USD LIBOR + 3.75%, 4.25%, 6/2/28  8,400 8,368
Tarkett Participation, FRN, 3M EURIBOR + 3.50%, 8/1/25 (EUR) (2) 7,400 8,639
31,302
Cable Operators 1.2%
Altice France, FRN, 3M USD LIBOR + 4.00%, 4.125%, 8/14/26  12,425 12,379
Cablevision Lightpath, FRN, 1M USD LIBOR + 3.25%, 3.75%,
11/30/27  5,584 5,572
COGECO Financing 2, FRN, 1M USD LIBOR + 2.50%, 7/28/28 (2) 5,330 5,305
Directv Financing, FRN, 1M USD LIBOR + 5.00%, 5.75%, 8/2/27  7,140 7,136
Eagle Broadband Investments, FRN, 1M USD LIBOR + 3.00%,
3.75%, 11/12/27  6,925 6,916
Radiate Holdco, FRN, 1M USD LIBOR + 3.50%, 4.25%, 9/25/26  5,324 5,310
42,618
Chemicals 1.6%
Aruba Investments Holdings, FRN, 1M USD LIBOR + 4.00%,
4.75%, 11/24/27  6,334 6,338
Aruba Investments Holdings, FRN, 1M USD LIBOR + 7.75%,
8.50%, 11/24/28  4,620 4,632
ASP Chromaflo Intermediate Holdings, FRN, 3M USD LIBOR +
3.50%, 4.50%, 11/20/23 (3) 2,877 2,869
Diamond BC, FRN, 3M USD LIBOR + 3.00%, 3.085%, 9/6/24  8,950 8,890
Encapsys, FRN, 1M USD LIBOR + 3.25%, 4.25%, 11/7/24  6,782 6,771
Herens U.S. Holdco, FRN, 1M USD LIBOR + 4.00%, 4.75%, 7/3/28  6,875 6,875
New Arclin U.S. Holding, FRN, 1M USD LIBOR + 4.00%, 5.00%,
2/28/26  3,381 3,383
Solenis International, FRN, 3M USD LIBOR + 8.50%, 8.585%,
6/26/26  8,615 8,586
Sparta U.S. HoldCo, FRN, 1M USD LIBOR + 3.50%, 4.25%, 8/2/28  3,635 3,633
WR Grace Holdings, FRN, 1M USD LIBOR + 3.75%, 8/12/28 (2) 6,005 6,015
57,992

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Consumer Products 1.9%
ABG Intermediate Holdings 2, FRN, 1M USD LIBOR + 3.25%,
4.00%, 9/27/24  13,637 13,573
ABG Intermediate Holdings 2, FRN, 1M USD LIBOR + 5.25%,
6.25%, 9/27/24  3,447 3,447
Amer Sports Holding, FRN, 3M EURIBOR + 4.50%, 4.50%,
3/30/26 (EUR)  9,050 10,690
DEI Sales, FRN, 1M USD LIBOR + 5.50%, 6.25%, 4/28/28 (3) 6,525 6,460
Kontoor Brands, FRN, 3M USD LIBOR + 4.25%, 4.338%,
5/15/26 (3) 575 573
Life Time, FRN, 1M USD LIBOR + 4.75%, 5.75%, 12/16/24  22,531 22,403
New Trojan Parent, FRN, 1M USD LIBOR + 3.25%, 3.75%, 1/6/28  2,480 2,463
PLNTF Holdings, FRN, 1M USD LIBOR + 8.00%, 9.00%,
3/22/26 (3) 3,491 3,491
TGP Holdings III, FRN, 1M USD LIBOR + 4.50%, 5.25%, 6/29/28  2,912 2,910
United PF Holdings, FRN, 1M USD LIBOR + 8.50%, 9.50%,
12/30/26 (3) 4,355 4,355
70,365
Container 1.5%
Charter Next Generation, FRN, 1M USD LIBOR + 3.75%, 4.50%,
12/1/27 (2) 34,331 34,326
Mauser Packaging Solutions Holding, FRN, 3M USD LIBOR +
3.25%, 3.342%, 4/3/24  8,210 7,989
Proampac PG Borrower, FRN, 1M USD LIBOR + 3.75%, 4.50%,
11/3/25  11,920 11,913
54,228
Energy 3.1%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24  26,033 25,780
BCP Raptor II, FRN, 3M USD LIBOR + 4.75%, 4.835%, 11/3/25  25,619 25,251
Citgo Holding, FRN, 1M USD LIBOR + 7.00%, 8.00%, 8/1/23  3,428 3,371
Lucid Energy Group II Borrower, FRN, 3M USD LIBOR + 3.00%,
4.00%, 2/17/25  16,401 16,135
Medallion Midland Acquisition, FRN, 3M USD LIBOR + 3.25%,
4.25%, 10/30/24  12,850 12,731
Navitas Midstream Midland Basin, FRN, 3M USD LIBOR + 4.00%,
4.75%, 12/13/24  13,426 13,362
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 4.835%,
3/11/26  11,118 10,729
Stonepeak Lonestar Holdings, FRN, 1M USD LIBOR + 4.50%,
4.634%, 10/19/26  6,099 6,113
113,472
Entertainment & Leisure 3.6%
Alchemy Copyrights, FRN, 1M USD LIBOR + 3.00%, 3.50%,
3/10/28 (3) 5,639 5,625
AMC Entertainment Holdings, FRN, 3M USD LIBOR + 3.00%,
4/22/26 (2) 7,300 6,496

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Aristocrat International, FRN, 1M USD LIBOR + 3.75%, 4.75%,
10/19/24  3,388 3,390
ClubCorp Holdings, FRN, 3M USD LIBOR + 2.75%, 2.897%,
9/18/24  6,279 5,881
Delta 2, FRN, 3M USD LIBOR + 2.50%, 3.50%, 2/1/24  9,233 9,194
Nascar Holdings, FRN, 3M USD LIBOR + 2.75%, 2.835%, 10/19/26  2,359 2,347
SeaWorld Parks & Entertainment, FRN, 1M USD LIBOR + 3.00%,
3.50%, 8/25/28 (2) 30,159 29,880
UFC Holdings, FRN, 1M USD LIBOR + 2.75%, 3.50%, 4/29/26  50,847 50,502
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.75%, 2.84%, 5/18/25 (2) 16,776 16,301
129,616
Financial 6.6%
Acrisure, FRN, 1M USD LIBOR + 3.50%, 3.607%, 2/15/27  6,067 5,972
Acrisure, FRN, 1M USD LIBOR + 3.75%, 3.852%, 2/15/27  12,950 12,812
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.75%,
4.25%, 11/5/27 (2) 22,972 22,969
Apollo Commercial Real Estate Finance, FRN, 1M USD LIBOR +
3.50%, 4.00%, 3/11/28 (3) 9,890 9,816
Aretec Group, FRN, 3M USD LIBOR + 4.25%, 4.335%, 10/1/25  17,324 17,194
AssuredPartners, FRN, 1M USD LIBOR + 3.50%, 4.00%,
2/12/27 (2) 12,663 12,631
Deerfield Dakota Holding, FRN, 1M USD LIBOR + 3.75%, 4.75%,
4/9/27  9,024 9,028
Deerfield Dakota Holding, FRN, 1M USD LIBOR + 6.75%, 7.50%,
4/7/28  5,240 5,358
Edelman Financial Engines Center, FRN, 1M USD LIBOR + 3.50%,
4.25%, 4/7/28  8,715 8,664
Edelman Financial Engines Center, FRN, 3M USD LIBOR + 6.75%,
6.835%, 7/20/26  13,603 13,637
EIG Management, FRN, 3M USD LIBOR + 3.75%, 4.50%, 2/24/25  2,327 2,312
Hightower Holding, FRN, 1M USD LIBOR + 4.00%, 4.75%,
4/21/28 (2) 6,825 6,823
HUB International, FRN, 1M USD LIBOR + 2.75%, 2.875%, 4/25/25  2,771 2,738
HUB International, FRN, 1M USD LIBOR + 3.25%, 4.00%, 4/25/25  35,894 35,846
Hyperion Refinance, FRN, 1M USD LIBOR + 3.75%, 4.75%,
11/12/27  5,084 5,071
Navacord, FRN, 1M CAD CDOR  + 4.25%, 3/27/28 (CAD) (2)(3) 4,435 3,502
Navacord, FRN, 1M CAD CDOR + 4.25%, 5.00%, 3/27/28
(CAD) (3) 7,755 6,124
Navacord, FRN, 1M CAD CDOR + 7.50%, 8.00%, 3/26/29
(CAD) (3) 3,510 2,803
Nexus Buyer, FRN, 1M USD LIBOR + 3.75%, 3.839%, 11/9/26  3,410 3,401
Ryan Specialty Group, FRN, 1M USD LIBOR + 3.00%, 3.75%,
9/1/27  8,290 8,269
Sedgwick Claims Management Services, FRN, 1M USD LIBOR +
4.25%, 5.25%, 9/3/26  2,714 2,715

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sedgwick Claims Management Services, FRN, 3M USD LIBOR +
3.25%, 3.335%, 12/31/25  4,607 4,547
Tegra118 Wealth Solutions, FRN, 1M USD LIBOR + 4.00%,
4.125%, 2/18/27  8,394 8,383
USI, FRN, 3M USD LIBOR + 3.00%, 3.147%, 5/16/24  22,465 22,257
Zebra Buyer, FRN, 1M USD LIBOR + 3.25%, 4/22/28 (2) 8,240 8,250
241,122
Food 1.5%
Arterra Wines Canada, FRN, 1M USD LIBOR + 3.50%, 4.25%,
11/24/27  1,692 1,689
Atkins Nutritionals Holdings, FRN, 1M USD LIBOR + 3.75%, 4.75%,
7/7/24  7,465 7,480
Bellring Brands, FRN, 1M USD LIBOR + 4.00%, 4.75%, 10/21/24  6,776 6,794
Chobani, FRN, 1M USD LIBOR + 3.50%, 4.50%, 10/25/27 (2) 2,353 2,355
City Brewing, FRN, 1M USD LIBOR + 3.50%, 4.25%, 4/5/28  4,510 4,499
Shearer's Foods, FRN, 1M USD LIBOR + 3.50%, 4.25%, 9/23/27  3,027 3,020
Triton Water Holdings, FRN, 1M USD LIBOR + 3.50%, 4.00%,
3/31/28  11,360 11,276
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%, 12/21/27  10,289 10,289
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/21/28  7,220 7,274
54,676
Gaming 1.9%
18 Fremont Street Acquisition, FRN, 1M USD LIBOR + 8.00%,
8/9/25 (2) 670 683
Caesars Resort Collection, FRN, 1M USD LIBOR + 4.50%, 4.585%,
7/21/25 (2) 19,837 19,864
Caesars Resort Collection, FRN, 3M USD LIBOR + 2.75%, 2.835%,
12/23/24  10,797 10,700
CCM Merger, FRN, 1M USD LIBOR + 3.75%, 4.50%, 11/4/25  4,276 4,269
Enterprise Development Authority, FRN, 1M USD LIBOR + 4.25%,
5.00%, 2/28/28 (3) 11,475 11,489
Playtika Holding, FRN, 1M USD LIBOR + 2.75%, 2.835%, 3/13/28  3,431 3,417
Raptor Acquisition, FRN, 1M USD LIBOR + 4.00%, 11/1/26 (2) 5,630 5,638
Scientific Games International, FRN, 1M USD LIBOR + 2.75%,
2.835%, 8/14/24  12,419 12,300
68,360
Health Care 14.8%
ADMI, FRN, 1M USD LIBOR + 3.13%, 3.625%, 12/23/27  21,253 20,939
ADMI, FRN, 1M USD LIBOR + 3.50%, 4.00%, 12/23/27 (2) 10,635 10,595
athenahealth, FRN, 1M USD LIBOR + 4.25%, 4.377%, 2/11/26  13,844 13,879
Aveanna Healthcare, FRN, 1M USD LIBOR + 3.75%, 4.25%,
7/17/28 (2) 8,020 8,001
Azalea Topco, FRN, 1M USD LIBOR + 3.50%, 3.628%, 7/24/26  7,068 6,990
Azalea Topco, FRN, 1M USD LIBOR + 3.75%, 4.50%, 7/24/26  11,375 11,375
Bausch Health Americas, FRN, 3M USD LIBOR + 2.75%, 2.835%,
11/27/25  11,609 11,536

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bausch Health Americas, FRN, 3M USD LIBOR + 3.00%, 3.085%,
6/2/25  9,670 9,632
CAB SELAS, FRN, 3M EURIBOR + 3.50%, 3.50%, 2/9/28 (EUR)  2,770 3,250
Cano Health, FRN, 1M USD LIBOR + 4.50%, 5.25%, 11/23/27  5,984 5,969
Curia Global, FRN, 1M USD LIBOR + 3.75%, 4.50%, 8/30/26  7,484 7,481
Diacine France, FRN, 3M EURIBOR + 3.75%, 9/30/24 (EUR) (2) 2,360 2,794
Dino Grandparent, FRN, 1M USD LIBOR + 2.25%, 2.375%,
2/20/23 (3) 4,045 4,005
Envision Healthcare, FRN, 3M USD LIBOR + 3.75%, 3.835%,
10/10/25  5,777 5,066
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.00%, 4.75%,
10/1/27  32,772 32,854
Heartland Dental, FRN, 1M USD LIBOR + 4.00%, 4.096%, 4/30/25  20,445 20,377
Heartland Dental, FRN, 3M USD LIBOR + 3.50%, 3.585%, 4/30/25  16,502 16,309
ICON Luxembourg, FRN, 1M USD LIBOR + 2.50%, 3.00%, 7/3/28  23,825 23,800
Insulet, FRN, 1M USD LIBOR + 3.25%, 3.75%, 5/4/28  6,975 6,966
LifePoint Health, FRN, 1M USD LIBOR + 3.75%, 3.835%, 11/16/25  5,482 5,441
Loire Finco Luxembourg, FRN, 1M USD LIBOR + 3.00%, 3.085%,
4/21/27  15,695 15,374
Maravai Intermediate Holdings, FRN, 1M USD LIBOR + 3.75%,
4.75%, 10/19/27  13,447 13,472
MED ParentCo, FRN, 1M USD LIBOR + 4.25%, 4.335%,
8/31/26 (2) 15,238 15,174
MED ParentCo, FRN, 1M USD LIBOR + 8.25%, 8.335%, 8/30/27  4,395 4,373
National Mentor Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%,
3/2/28  13,351 13,309
National Mentor Holdings, FRN, 1M USD LIBOR + 7.25%, 8.00%,
3/2/29 (2) 8,460 8,597
Netsmart, FRN, 1M USD LIBOR + 4.00%, 4.75%, 10/1/27  5,711 5,718
One Call, FRN, 1M USD LIBOR + 5.50%, 6.25%, 4/22/27  7,620 7,633
Option Care Health, FRN, 1M USD LIBOR + 3.75%, 3.835%,
8/6/26  8,884 8,864
Organon, FRN, 1M USD LIBOR + 3.00%, 3.50%, 6/2/28  14,015 14,056
Ortho-Clinical Diagnostics, FRN, 3M USD LIBOR + 3.00%, 3.091%,
6/30/25  5,537 5,529
Pacific Dental Services, FRN, 1M USD LIBOR + 3.50%, 4.25%,
5/5/28  3,660 3,667
Padagis, FRN, 1M USD LIBOR + 4.75%, 5.25%, 7/6/28 (3) 7,595 7,586
Pathway Vet Alliance, FRN, 1M USD LIBOR + 3.75%, 3.835%,
3/31/27  19,103 18,974
PetVet Care Centers, FRN, 1M USD LIBOR + 3.50%, 4.25%,
2/14/25  34,285 34,228
PetVet Care Centers, FRN, 3M USD LIBOR + 6.25%, 6.335%,
2/13/26  2,725 2,725
Phoenix Guarantor, FRN, 1M USD LIBOR + 3.25%, 3.339%, 3/5/26  3,266 3,230
Phoenix Newco, FRN, 1M USD LIBOR + 3.50%, 8/11/28 (2) 9,390 9,385
Phoenix Newco, FRN, 3M USD LIBOR + 0.00%, 7/27/29 (2)(3) 17,820 17,464

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Project Ruby Ultimate Parent, FRN, 1M USD LIBOR + 3.25%,
4.00%, 3/10/28  5,117 5,092
Roar BidCo, FRN, 3M EURIBOR + 3.50%, 2/17/28 (EUR) (2) 4,475 5,273
SAM Bidco, FRN, 1M USD LIBOR + 3.50%, 3.647%, 12/13/24 (3) 1,030 1,008
Select Medical, FRN, 3M USD LIBOR + 2.25%, 2.34%, 3/6/25  4,838 4,802
Southern Veterinary Partners, FRN, 1M USD LIBOR + 4.00%,
4.88%, 10/5/27  5,833 5,840
Southern Veterinary Partners, FRN, 1M USD LIBOR + 7.75%,
8.75%, 10/5/28 (3) 1,410 1,414
Sunshine Luxembourg VII, FRN, 1M USD LIBOR + 3.75%, 4.50%,
10/1/26  10,722 10,727
Surgery Center Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%,
8/31/26 (2) 27,283 27,287
Team Health Holdings, FRN, 3M USD LIBOR + 2.75%, 3.75%,
2/6/24  8,543 8,296
U.S. Radiology Specialists, FRN, 1M USD LIBOR + 5.50%, 6.25%,
12/15/27  6,637 6,660
U.S. Renal Care, FRN, 3M USD LIBOR + 5.00%, 5.125%, 6/26/26  4,850 4,847
Verscend Holding, FRN, 1M USD LIBOR + 4.00%, 4.085%, 8/27/25  3,965 3,956
Waystar Technologies, FRN, 1M USD LIBOR + 4.00%, 4.085%,
10/22/26 (2) 6,262 6,242
Western Dental Services, FRN, 1M USD LIBOR + 5.75%, 6.50%,
8/18/28 (2) 8,940 8,925
536,986
Information Technology 11.9%
Applied Systems, FRN, 1M USD LIBOR + 3.25%, 3.75%, 9/19/24  21,872 21,836
Applied Systems, FRN, 1M USD LIBOR + 5.50%, 6.25%, 9/19/25  20,604 20,821
Atlas Purchaser, FRN, 1M USD LIBOR + 5.25%, 6.00%, 5/8/28  5,550 5,446
Barracuda Networks, FRN, 1M USD LIBOR + 3.75%, 4.50%,
2/12/25  2,273 2,273
Barracuda Networks, FRN, 1M USD LIBOR + 6.75%, 7.50%,
10/30/28  2,770 2,805
Boxer Parent, FRN, 1M USD LIBOR + 3.75%, 3.835%, 10/2/25  4,524 4,492
CCC Intelligent Solutions, FRN, 1M USD LIBOR + 3.00%, 4.00%,
4/29/24  7,920 7,917
CommerceHub, FRN, 1M USD LIBOR + 4.00%, 4.75%, 12/29/27  5,443 5,445
CommerceHub, FRN, 1M USD LIBOR + 7.00%, 7.75%, 12/29/28  4,010 4,050
Concorde, FRN, 3M EURIBOR + 4.00%, 4.00%, 3/1/28 (EUR)  615 727
Conservice Midco, FRN, 1M USD LIBOR + 4.25%, 4.357%,
5/13/27  4,384 4,378
Cvent, FRN, 3M USD LIBOR + 3.75%, 3.835%, 11/29/24  12,135 12,086
Delta Topco, FRN, 1M USD LIBOR + 3.75%, 4.50%, 12/1/27  10,848 10,852
Delta Topco, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/1/28  5,065 5,099
ECI Macola, FRN, 1M USD LIBOR + 3.75%, 4.50%, 11/9/27 (2) 13,434 13,410
Epicor Software, FRN, 1M USD LIBOR + 3.25%, 4.00%,
7/30/27 (2) 33,780 33,727

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%, 7/31/28  6,875 7,064
Genesys Cloud Services Holdings II, FRN, 1M USD LIBOR +
4.00%, 4.75%, 12/1/27  8,462 8,477
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 4.25%, 7/1/24  6,701 6,701
Hyland Software, FRN, 1M USD LIBOR + 6.25%, 7.00%, 7/7/25  15,027 15,139
Infinite Bidco, FRN, 1M USD LIBOR + 3.75%, 4.25%, 3/2/28  7,080 7,042
Infinite Bidco, FRN, 1M USD LIBOR + 7.00%, 7.50%, 3/2/29  6,160 6,191
Knot Worldwide, FRN, 3M USD LIBOR + 4.50%, 4.629%, 12/19/25  6,842 6,828
LogMeIn, FRN, 1M USD LIBOR + 4.75%, 4.847%, 8/31/27  6,308 6,284
Magnite, FRN, 1M USD LIBOR + 5.00%, 5.75%, 4/1/28  5,540 5,498
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 4.75%, 9/13/24  8,523 8,532
MH Sub I, FRN, 1M USD LIBOR + 6.25%, 6.338%, 2/23/29  19,901 20,183
MH Sub I, FRN, 3M USD LIBOR + 3.50%, 3.585%, 9/13/24  13,602 13,515
Mitchell International, FRN, 1M USD LIBOR + 4.25%, 4.75%,
11/29/24  5,159 5,159
Mitchell International, FRN, 3M USD LIBOR + 3.25%, 3.335%,
11/29/24  8,353 8,258
Mitchell International, FRN, 3M USD LIBOR + 7.25%, 7.335%,
12/1/25  4,505 4,498
Planview Parent, FRN, 1M USD LIBOR + 4.00%, 4.75%, 12/17/27  6,572 6,580
Proofpoint, FRN, 1M USD LIBOR + 3.25%, 8/31/28 (2) 10,345 10,279
Proofpoint, FRN, 3M USD LIBOR + 6.25%, 8/31/29 (2) 5,100 5,170
RealPage, FRN, 1M USD LIBOR + 3.25%, 3.75%, 4/24/28  22,360 22,218
RealPage, FRN, 3M USD LIBOR + 6.50%, 7.25%, 4/23/29  12,965 13,208
Shutterfly, FRN, 1M USD LIBOR + 5.00%, 9/25/26 (2) 22,870 22,799
Solera, FRN, 1M USD LIBOR + 4.00%, 4.50%, 6/2/28  19,265 19,242
Sophia, FRN, 1M USD LIBOR + 3.75%, 4.50%, 10/7/27  12,713 12,742
Sovos Compliance, FRN, 1M USD LIBOR + 4.50%, 5.00%,
8/11/28 (2) 5,645 5,662
Storable, FRN, 1M USD LIBOR + 3.25%, 3.75%, 4/17/28  1,610 1,601
Tenable, FRN, 1M USD LIBOR + 2.75%, 3.25%, 7/7/28  2,915 2,900
TIBCO Software, FRN, 1M USD LIBOR + 7.25%, 7.25%, 3/3/28  2,110 2,127
Uber Technologies, FRN, 1M USD LIBOR + 3.50%, 3.585%,
2/25/27  12,416 12,373
Veritas U.S., FRN, 1M USD LIBOR + 5.00%, 6.00%, 9/1/25 (2) 9,116 9,124
430,758
Lodging 0.2%
Aimbridge Acquisition, FRN, 1M USD LIBOR + 4.75%, 5.50%,
2/2/26  2,101 2,077
Aimbridge Acquisition, FRN, 3M USD LIBOR + 3.75%, 3.835%,
2/2/26  1,911 1,851
Awaze, FRN, 3M EURIBOR + 4.00%, 4.00%, 5/9/25 (EUR)  2,100 2,483
Awaze, FRN, 3M EURIBOR + 8.00%, 9.00%, 5/9/26 (EUR) (3) 345 410
Casper Bidco Sasu, FRN, 3M EURIBOR + 3.88%, 3.88%, 7/31/26
(EUR)  740 832
7,653

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Manufacturing 5.5%
Apex Tool Group, FRN, 3M USD LIBOR + 5.25%, 6.50%, 8/1/24  18,500 18,521
CPI Holdco, FRN, 1M USD LIBOR + 3.75%, 3.835%, 11/4/26  38,838 38,755
Deliver Buyer, FRN, 1M USD LIBOR + 6.25%, 7.25%, 5/1/24 (3) 1,871 1,873
Deliver Buyer, FRN, 3M USD LIBOR + 5.00%, 5.147%, 5/1/24 (3) 2,632 2,635
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 3.75%,
4.50%, 5/19/28  14,146 14,075
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.00%,
6.75%, 5/21/29 (2) 13,149 13,199
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.50%,
7.25%, 5/21/29 (2) 8,220 8,282
Engineered Machinery Holdings, FRN, 3M EURIBOR + 3.75%,
3.75%, 5/21/28 (EUR) (2) 2,640 3,109
Filtration Group, FRN, 1M USD LIBOR + 3.75%, 4.50%, 3/29/25  8,175 8,175
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 3.085%, 3/31/25  18,360 18,178
LTI Holdings, FRN, 1M USD LIBOR + 4.75%, 4.835%, 7/24/26  1,510 1,502
LTI Holdings, FRN, 1M USD LIBOR + 4.75%, 4.835%, 7/24/26  330 328
LTI Holdings, FRN, 3M USD LIBOR + 3.50%, 3.585%, 9/6/25  782 767
LTI Holdings, FRN, 3M USD LIBOR + 6.75%, 6.835%, 9/6/26 (2) 5,430 5,389
Madison IAQ, FRN, 1M USD LIBOR + 3.25%, 3.75%, 6/21/28  10,730 10,656
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 8/13/28 (2) 2,766 2,768
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 8/31/28 (2) 17,034 17,045
Robertshaw U.S. Holding, FRN, 3M USD LIBOR + 3.25%, 4.50%,
2/28/25 (2) 9,593 9,206
SRAM, FRN, 1M USD LIBOR + 2.75%, 3.25%, 5/18/28  10,571 10,514
Thermon Holding, FRN, 3M USD LIBOR + 3.75%, 4.75%,
10/30/24 (3) 1,277 1,271
Watlow Electric Manufacturing, FRN, 1M USD LIBOR + 4.00%,
4.50%, 3/2/28  7,217 7,208
Welbilt, FRN, 3M USD LIBOR + 2.50%, 2.585%, 10/23/25  5,604 5,548
199,004
Metals & Mining 0.0%
TMS International, FRN, 1M USD LIBOR + 2.75%, 3.75%,
8/14/24 (3) 1,214 1,208
1,208
Other Telecommunications 0.4%
Cologix Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%, 5/1/28  7,420 7,411
Consolidated Communications, FRN, 1M USD LIBOR + 3.50%,
4.25%, 10/2/27  3,820 3,819
Flexential Intermediate, FRN, 3M USD LIBOR + 3.50%, 3.647%,
8/1/24  2,134 1,964
Flexential Intermediate, FRN, 3M USD LIBOR + 7.25%, 7.379%,
8/1/25  73 66
13,260

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Publishing 0.2%
Cengage Learning, FRN, 1M USD LIBOR + 4.75%, 5.75%, 7/14/26  7,038 7,054
7,054
Real Estate Investment Trust Securities 0.3%
Claros Mortgage Trust, FRN, 1M USD LIBOR + 5.00%, 6.00%,
8/9/26 (3) 6,863 6,863
KREF Holdings X, FRN, 1M USD LIBOR + 4.75%, 5.75%, 9/1/27 (3) 2,761 2,754
9,617
Restaurants 1.5%
Flynn Restaurant Group, FRN, 3M USD LIBOR + 3.50%,
6/29/25 (2) 3,140 3,087
Flynn Restaurant Group, FRN, 3M USD LIBOR + 7.00%, 7.085%,
6/29/26  2,475 2,425
IRB Holding, FRN, 1M USD LIBOR + 3.25%, 4.25%, 12/15/27  22,313 22,285
MIC Glen, FRN, 1M USD LIBOR + 3.50%, 6/18/28 (2) 4,875 4,844
MIC Glen, FRN, 1M USD LIBOR + 6.75%, 7.25%, 6/18/29 (2) 3,465 3,477
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 4.25%, 2/5/27  7,998 7,960
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 8.25%, 2/4/28  9,120 9,090
53,168
Retail 2.1%
At Home Group, FRN, 1M USD LIBOR + 4.25%, 4.75%, 7/24/28  5,145 5,130
CNT Holdings I, FRN, 1M USD LIBOR + 3.75%, 4.50%, 11/8/27  15,810 15,793
CNT Holdings I, FRN, 1M USD LIBOR + 6.75%, 7.50%, 11/6/28  6,765 6,867
Harbor Freight Tools USA, FRN, 1M USD LIBOR + 2.75%, 3.25%,
10/19/27  11,974 11,924
Mattress Firm, FRN, 1M USD LIBOR + 5.25%, 6.25%, 11/26/27  3,107 3,153
Petco Health & Wellness, FRN, 1M USD LIBOR + 3.25%, 4.00%,
3/3/28  7,182 7,164
PetSmart, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/11/28  18,990 19,006
Rent-A-Center, FRN, 1M USD LIBOR + 4.00%, 4.75%, 2/17/28  3,950 3,964
Winterfell Financing, FRN, 3M EURIBOR + 3.50%, 3.50%, 5/4/28
(EUR)  1,650 1,933
74,934
Satellites 2.0%
Gogo Intermediate Holdings, FRN, 1M USD LIBOR + 3.75%,
4.50%, 4/30/28  10,235 10,222
Intelsat Jackson Holdings, 8.625%, 1/2/24  2,783 2,827
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%, 6.50%,
7/13/22  4,209 4,226
Intelsat Jackson Holdings, FRN, 1M USD PRIME + 4.75%, 8.00%,
11/27/23 (2) 15,690 15,916
Intelsat Jackson Holdings, FRN, 3M USD PRIME + 5.50%, 8.75%,
1/2/24  1,070 1,088
Iridium Satellite, FRN, 1M USD LIBOR + 2.50%, 3.25%, 11/4/26  28,335 28,273

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Xplornet Communications, FRN, 1M USD LIBOR + 4.75%, 4.835%,
6/10/27  8,562 8,544
71,096
Services 12.4%
Advantage Sales & Marketing, FRN, 1M USD LIBOR + 5.25%,
6.00%, 10/28/27  7,865 7,907
AI Aqua Merger Sub, FRN, 1M USD LIBOR + 4.00%, 6/17/28 (2) 7,955 7,951
AlixPartners LLP, FRN, 1M USD LIBOR + 2.75%, 3.25%, 2/4/28  4,908 4,876
Allied Universal Holdco, FRN, 1M USD LIBOR + 3.75%, 4.25%,
5/12/28  3,180 3,179
All-Star Bidco, FRN, 1M USD LIBOR + 3.50%, 7/21/28 (2) 8,695 8,644
APX Group, FRN, 1M USD LIBOR + 3.50%, 4.00%, 7/10/28 (2) 10,285 10,246
Ascend Learning, FRN, 1M USD LIBOR + 3.75%, 4.75%, 7/12/24  8,605 8,613
Ascend Learning, FRN, 3M USD LIBOR + 3.00%, 4.00%,
7/12/24 (2) 32,929 32,882
Broom Holdings Bidco, FRN, 3M EURIBOR + 3.75%, 7/23/28
(EUR) (2) 3,795 4,485
Camelot Finance, FRN, 1M USD LIBOR + 3.00%, 3.085%,
10/30/26  6,940 6,902
Camelot U.S. Acquisition, FRN, 1M USD LIBOR + 3.00%, 4.00%,
10/30/26  1,711 1,711
CoreLogic, FRN, 1M USD LIBOR + 3.50%, 4.00%, 6/2/28  24,090 23,977
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 7.00%, 6/4/29  13,585 13,755
DG Investment Intermediate Holdings 2, FRN, 1M USD LIBOR +
3.75%, 4.472%, 3/18/28  4,190 4,186
DG Investment Intermediate Holdings 2, FRN, 1M USD LIBOR +
6.75%, 7.50%, 3/30/29  3,120 3,110
Dun & Bradstreet, FRN, 1M USD LIBOR + 3.25%, 3.338%, 2/6/26  3,506 3,478
EG America, FRN, 1M USD LIBOR + 4.25%, 4.75%, 3/31/26  13,143 13,104
EG America, FRN, 3M USD LIBOR + 4.00%, 4.147%, 2/7/25  13,068 12,972
EG Finco, FRN, 3M EURIBOR + 7.00%, 7.00%, 4/30/27 (EUR) (2) 12,000 14,255
GFL Environmental, FRN, 1M USD LIBOR + 3.00%, 3.50%, 5/30/25  8,314 8,317
GI Consilio Parent, FRN, 1M USD LIBOR + 4.00%, 4.50%, 5/12/28  7,585 7,524
IG Investments Holdings, FRN, 1M USD LIBOR + 3.75%, 4.75%,
5/23/25 (2) 9,774 9,773
Mermaid Bidco, FRN, 1M USD LIBOR + 3.75%, 4.50%, 12/22/27  4,583 4,577
Presidio Holdings, FRN, 1M USD LIBOR + 3.50%, 3.628%, 1/22/27  1,660 1,652
Prime Security Services Borrower, FRN, 1M USD LIBOR + 2.75%,
3.50%, 9/23/26  6,346 6,332
Project Boost Purchaser, FRN, 1M USD LIBOR + 3.50%, 3.585%,
6/1/26  2,584 2,562
Project Boost Purchaser, FRN, 1M USD LIBOR + 3.50%, 4.00%,
5/30/26 (2) 9,520 9,484
Renaissance Holdings, FRN, 3M USD LIBOR + 3.25%, 3.335%,
5/30/25  2,704 2,665
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 7.085%,
5/29/26  6,560 6,561

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sabre GLBL, FRN, 1M USD LIBOR + 3.50%, 4.00%, 12/17/27  15,930 15,807
SCS Holdings I, FRN, 1M USD LIBOR + 3.50%, 3.585%, 7/1/26  2,845 2,830
Staples, FRN, 3M USD LIBOR + 5.00%, 5.126%, 4/16/26  27,871 26,300
TK Elevator U.S. Newco, FRN, 1M USD LIBOR + 3.50%, 4.00%,
7/30/27  19,184 19,158
Travel Leaders Group, FRN, 3M USD LIBOR + 4.00%, 1/25/24 (2) 7,130 6,595
TruGreen, FRN, 1M USD LIBOR + 4.00%, 4.75%, 11/2/27  1,303 1,305
TruGreen, FRN, 1M USD LIBOR + 8.50%, 9.25%, 11/2/28 (3) 4,725 4,819
UKG, FRN, 1M USD LIBOR + 3.25%, 4.00%, 5/4/26  42,979 42,979
UKG, FRN, 1M USD LIBOR + 6.75%, 7.50%, 5/3/27 (2) 51,635 52,377
USIC Holdings, FRN, 1M USD LIBOR + 3.50%, 4.25%, 5/12/28  6,745 6,713
USIC Holdings, FRN, 1M USD LIBOR + 6.50%, 7.25%, 5/14/29 (2) 5,880 5,917
VeriFone Systems, FRN, 3M USD LIBOR + 4.00%, 4.129%, 8/20/25  4,732 4,558
Verisure Holding, FRN, 3M EURIBOR + 3.25%, 3.25%, 3/27/28
(EUR)  4,235 4,968
White Cap Buyer, FRN, 1M USD LIBOR + 4.00%, 4.50%, 10/19/27  9,342 9,343
449,349
Utilities 1.5%
Eastern Power, FRN, 1M USD LIBOR + 3.75%, 4.75%, 10/2/25  5,914 5,263
Exgen Renewables IV, FRN, 1M USD LIBOR + 2.50%, 3.50%,
12/15/27  13,009 12,965
Osmose Utilities Services, FRN, 1M USD LIBOR + 3.25%, 3.75%,
6/23/28  5,990 5,950
PG&E, FRN, 1M USD LIBOR + 3.00%, 3.50%, 6/23/25  23,630 22,606
Pike, FRN, 1M USD LIBOR + 3.00%, 3.09%, 1/21/28  7,408 7,372
54,156
Wireless Communications 3.6%
Asurion, FRN, 1M USD LIBOR + 3.25%, 3.335%, 12/23/26  16,335 16,011
Asurion, FRN, 1M USD LIBOR + 3.25%, 3.335%, 7/31/27  19,389 18,998
Asurion, FRN, 1M USD LIBOR + 5.25%, 1/20/29 (2) 47,650 47,382
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.335%, 1/31/28  27,331 27,184
CCI Buyer, FRN, 1M USD LIBOR + 4.00%, 4.75%, 12/17/27  17,052 17,084
CD&R Firefly Bidco, FRN, 3M GBP LIBOR + 8.25%, 8.334%,
6/1/26 (GBP)  3,180 4,337
130,996
Total Bank Loans (Cost $3,248,712) 3,272,043
CONVERTIBLE PREFERRED STOCKS 0.8%
Energy 0.4%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17 -
2/10/21, Cost $12,950 (4)(5) 13 13,693
13,693

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Energy Services 0.1%
NuStar Energy, VR, 10.75% (4)(6) 105 2,973
2,973
Health Care 0.2%
Avantor, Series A, 6.25%, 5/15/22  75 9,062
9,062
Insurance 0.0%
Alliant Services, Series A, Acquisition Date: 11/6/20,
Cost $2,093 (5)(7) 2 2,130
2,130
Utilities 0.1%
American Electric Power, 6.125%, 8/15/23  53 2,805
2,805
Total Convertible Preferred Stocks (Cost $24,208) 30,663
CORPORATE BONDS 6.1%
Aerospace & Defense 0.1%
TransDigm, 8.00%, 12/15/25 (6) 2,940 3,142
3,142
Airlines 1.1%
American Airlines, 5.50%, 4/20/26 (6) 2,810 2,958
American Airlines, 5.75%, 4/20/29 (6) 3,895 4,202
American Airlines, 11.75%, 7/15/25 (6) 10,740 13,331
Delta Air Lines, 4.75%, 10/20/28 (6) 3,505 3,902
Delta Air Lines, 7.00%, 5/1/25 (6) 2,175 2,542
Hawaiian Brand Intellectual Property, 5.75%, 1/20/26 (6) 2,095 2,202
Mileage Plus Holdings, 6.50%, 6/20/27 (6) 2,615 2,841
United Airlines, 4.375%, 4/15/26 (6) 3,445 3,574
United Airlines, 4.625%, 4/15/29 (6) 2,940 3,050
38,602
Automotive 0.2%
Adient U.S., 9.00%, 4/15/25 (6) 970 1,057
Clarios Global, 6.25%, 5/15/26 (6) 2,655 2,801
Tenneco, 7.875%, 1/15/29 (6) 3,485 3,925
7,783
Banking 0.2%
Citizens Bank, FRN, 3M USD LIBOR + 0.72%, 0.845%, 2/14/22  2,285 2,290
Goldman Sachs Group, FRN, 3M USD LIBOR + 0.78%, 0.909%,
10/31/22  3,035 3,038

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
JPMorgan Chase &, FRN, 3M USD LIBOR + 1.00%, 1.126%,
1/15/23  2,085 2,092
7,420
Beverages 0.1%
Anheuser-Busch InBev Worldwide, FRN, 3M USD LIBOR + 0.74%,
0.859%, 1/12/24  3,260 3,293
3,293
Broadcasting 0.2%
Diamond Sports Group, 5.375%, 8/15/26 (6) 1,625 1,077
iHeartCommunications, 6.375%, 5/1/26  45 48
Townsquare Media, 6.875%, 2/1/26 (6) 1,870 1,982
Univision Communications, 9.50%, 5/1/25 (6) 2,920 3,175
Urban One, 7.375%, 2/1/28 (6) 1,560 1,685
7,967
Building & Real Estate 0.1%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (6) 3,645 3,946
Realogy Group, 7.625%, 6/15/25 (6) 1,010 1,086
5,032
Cable Operators 0.3%
Altice France Holding, 10.50%, 5/15/27 (6) 5,685 6,225
Charter Communications Operating, FRN, 3M USD LIBOR +
1.65%, 1.776%, 2/1/24  4,060 4,169
10,394
Container 0.0%
Trivium Packaging Finance, FRN, 3M EURIBOR + 3.75%, 3.75%,
8/15/26 (EUR) (6) 380 449
449
Drugs 0.2%
AbbVie, FRN, 3M USD LIBOR + 0.65%, 0.781%, 11/21/22  3,000 3,018
Bristol-Myers Squibb, FRN, 3M USD LIBOR + 0.38%, 0.505%,
5/16/22  3,935 3,946
6,964
Energy 0.4%
CITGO Petroleum, 7.00%, 6/15/25 (6) 3,725 3,809
NGL Energy Operating, 7.50%, 2/1/26 (6) 8,720 8,829
Tallgrass Energy Partners, 7.50%, 10/1/25 (6) 1,980 2,128
14,766
Entertainment & Leisure 0.2%
Carnival, 9.875%, 8/1/27 (6) 3,620 4,172
Cedar Fair, 5.50%, 5/1/25 (6) 185 193
Deuce Finco, FRN, 3M EURIBOR + 4.75%, 4.75%, 6/15/27
(EUR) (6) 2,255 2,649
7,014
Financial 0.7%
Acrisure, 7.00%, 11/15/25 (6) 2,115 2,149

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Acrisure, 10.125%, 8/1/26 (6) 6,045 6,801
Advisor Group Holdings, 10.75%, 8/1/27 (6) 2,520 2,781
Aretec Escrow Issuer, 7.50%, 4/1/29 (6) 4,500 4,725
AssuredPartners, 7.00%, 8/15/25 (6) 2,200 2,236
GTCR AP Finance, 8.00%, 5/15/27 (6) 2,935 3,104
HUB International, 7.00%, 5/1/26 (6) 4,750 4,904
26,700
Food Processing 0.1%
General Mills, FRN, 3M USD LIBOR + 1.01%, 1.144%, 10/17/23  2,105 2,139
2,139
Health Care 0.2%
Becton Dickinson & Company, FRN, 3M USD LIBOR + 1.03%,
1.148%, 6/6/22  2,130 2,143
Surgery Center Holdings, 10.00%, 4/15/27 (6) 3,150 3,418
5,561
Information Technology 0.5%
Boxer Parent, 7.125%, 10/2/25 (6) 2,020 2,156
Boxer Parent, 9.125%, 3/1/26 (6) 2,325 2,433
Expedia Group, 6.25%, 5/1/25 (6) 1,269 1,465
Photo Holdings Merger Sub, 8.50%, 10/1/26 (6) 9,700 10,500
Veritas U.S., 7.50%, 9/1/25 (6) 2,925 3,035
19,589
Lodging 0.1%
Hilton Domestic Operating, 5.375%, 5/1/25 (6) 2,005 2,095
Marriott International, Series EE, 5.75%, 5/1/25  635 730
2,825
Metals & Mining 0.1%
Big River Steel, 6.625%, 1/31/29 (6) 3,312 3,602
3,602
Restaurants 0.0%
Yum! Brands, 7.75%, 4/1/25 (6) 965 1,037
1,037
Satellites 0.1%
Intelsat Jackson Holdings, 9.50%, 9/30/22 (6) 3,714 4,410
4,410
Services 1.1%
Adtalem Global Education, 5.50%, 3/1/28 (6) 5,560 5,685
Allied Universal Holdco, 6.625%, 7/15/26 (6) 2,035 2,160
Allied Universal Holdco, 9.75%, 7/15/27 (6) 9,220 10,061
eG Global Finance, 8.50%, 10/30/25 (6) 568 595
Presidio Holdings, 8.25%, 2/1/28 (6) 4,560 4,931
Prime Security Services Borrower, 5.75%, 4/15/26 (6) 2,560 2,758
Sabre GLBL, 9.25%, 4/15/25 (6) 5,710 6,574
Staples, 7.50%, 4/15/26 (6) 4,445 4,478

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
WASH Multifamily Acquisition, 5.75%, 4/15/26 (6) 3,230 3,375
40,617
Telephones 0.1%
Verizon Communications, FRN, SOFR + 0.79%, 0.84%, 3/20/26  2,900 2,939
2,939
Total Corporate Bonds (Cost $214,516) 222,245
EQUITY MUTUAL FUNDS 0.2%
SPDR Blackstone / GSO Senior Loan ETF  118 5,434
Total Equity Mutual Funds (Cost $5,360) 5,434
SHORT-TERM INVESTMENTS 8.9%
Money Market Funds 8.9%
T. Rowe Price Government Reserve Fund, 0.05% (8)(9) 322,949 322,949
Total Short-Term Investments (Cost $322,949) 322,949
Total Investments in Securities 106.4%
(Cost $3,815,745) $ 3,853,334
Other Assets Less Liabilities (6.4)% (232,900)
Net Assets 100.0% $ 3,620,434
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Perpetual security with no stated maturity date.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $15,823 and represents 0.4% of net assets.

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$195,373 and represents 5.4% of net assets.
(7) Non-income producing
(8) Seven-day yield
(9) Affiliated Companies
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M GBP LIBOR Three month GBP LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
PRIME Prime rate
SOFR Secured overnight financing rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: American Airlines Group, Caa1*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/21 * 540 12 (13) 25
Citibank, Protection Sold (Relevant Credit:
American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/21 * 900 19 (3) 22
JPMorgan Chase, Protection Sold
(Relevant Credit: American Airlines Group,
Caa1*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/21 * 915 19 (19) 38
Total Bilateral Credit Default Swaps, Protection Sold (35) 85
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index At Maturity,
Pay Variable 0.135% (3M USD LIBOR)
Quarterly, 9/20/21 15,790 88 — 88
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index At Maturity,
Pay Variable 0.135% (3M USD LIBOR)
Quarterly, 12/20/21 13,500 (55) — (55)
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index At Maturity,
Pay Variable 0.135% (3M USD LIBOR)
Quarterly, 12/20/21 4,050 4 — 4
Total Bilateral Total Return Swaps — 37
Total Bilateral Swaps (35) 122

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/23 900 (5) (41) 36
Total Centrally Cleared Credit Default Swaps,
Protection Sold 36
Total Centrally Cleared Swaps 36
Net payments (receipts) of variation margin to date (36)
Variation margin receivable (payable) on centrally cleared swaps $ —
*
Credit ratings as of August 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 10/22/21 USD 4,373 GBP 3,148 $ 45
BNP Paribas 11/19/21 USD 13,517 EUR 11,456 (31)
Citibank 11/19/21 USD 6,652 EUR 5,643 (21)
JPMorgan Chase 11/19/21 USD 1,585 EUR 1,352 (15)
Morgan Stanley 11/19/21 USD 20,193 EUR 17,099 (27)
State Street 10/22/21 USD 8,658 CAD 11,058 (107)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (156)

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 30+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 387,014  ¤  ¤ $ 322,949^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $30 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $322,949.

T. ROWE PRICE Floating Rate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Floating Rate Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Floating Rate Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Floating Rate Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Floating Rate Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on
Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2021, totaled $(576,000) for the period ended August 31,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 222,245 $ — $ 222,245
Bank Loans — 3,161,626 110,417 3,272,043
Convertible Preferred Stocks — 30,663 — 30,663
Equity Mutual Funds 5,434 — — 5,434
Short-Term Investments 322,949 — — 322,949
Total Securities 328,383 3,414,534 110,417 3,853,334
Swaps* — 178 — 178
Forward Currency Exchange
Contracts — 45 — 45
Total $ 328,383 $ 3,414,757 $ 110,417 $ 3,853,557
Liabilities
Swaps $ — $ 55 $ — $ 55
Forward Currency Exchange
Contracts — 201 — 201
Total $ — $ 256 $ — $ 256
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Floating Rate Fund

2021. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
F194-054Q1 08/21
($000s)
Beginning
Balance
5/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
8/31/21
Investment
in
Securities
Bank
Loans $ 131,406 $ (567) $ 33,301 $ (10,543) $ 3,329 $ (46,509) $ 110,417